CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues
Mining revenue	¥ 218,639	$ 31,700	¥ 21,688
Leases revenue			7,556	¥ 18,963
Other revenues	705	102	347	901
Total Revenues	4,378,907	634,882	4,986,706	447,686
Cost of revenues	(2,831,107)	(410,472)	(2,135,961)	(409,922)
Gross profit	1,547,800	224,410	2,850,745	37,764
Operating expenses:
Research and development expenses	(546,642)	(79,256)	(332,846)	(140,041)
Sales and marketing expenses	(62,966)	(9,129)	(100,467)	(19,980)
General and administrative expenses	(580,523)	(84,168)	(589,107)	(131,624)
Impairment on cryptocurrency	(52,959)	(7,678)
Total operating expenses	(1,243,090)	(180,231)	(1,022,420)	(291,645)
Income (loss) from operations	304,710	44,179	1,828,325	(253,881)
Interest income	15,938	2,311	7,310	3,153
Change in fair value of warrant liability	24,598	3,566	190,178	0
Investment income	0		277	5,844
Interest expense				(3,587)
Foreign exchange gains, net	242,957	35,225	17,890	2,419
Other income, net	22,156	3,212	6,410	30,958
Income (loss) before income tax expense	610,359	88,493	2,050,390	(215,094)
Income tax expense	(124,002)	(17,979)	(50,108)	0
Net income (loss)	486,357	70,514	2,000,282	(215,094)
Foreign currency translation adjustment, net of nil tax	97,081	14,075	(22,145)	(24,238)
Total comprehensive income (loss)	¥ 583,438	$ 84,589	¥ 1,978,137	¥ (239,332)
Weighted average number of shares used in per Class A and Class B ordinary share calculation:
- Basic | shares	2,560,106,403	2,560,106,403	2,521,667,815	2,345,703,779
- Diluted | shares	2,577,892,069	2,577,892,069	2,576,157,247	2,345,703,779
Net earnings (loss) per Class A and Class B ordinary share (cent per share)
- Basic | (per share)	¥ 19.00	$ 2.75	¥ 79.32	¥ (9.17)
- Diluted | (per share)	¥ 18.87	$ 2.74	¥ 77.65	¥ (9.17)
Share-based compensation expenses were included in:
Share-based compensation expenses	¥ 407,397	$ 59,067	¥ 491,461	¥ 2,950
Cost of revenues
Share-based compensation expenses were included in:
Share-based compensation expenses	990	144	269
Research and development expenses
Share-based compensation expenses were included in:
Share-based compensation expenses	66,065	9,579	99,173	652
Sales and marketing expenses
Share-based compensation expenses were included in:
Share-based compensation expenses	16,263	2,358	8,240	41
General and administrative expenses
Share-based compensation expenses were included in:
Share-based compensation expenses	324,079	46,987	383,779	2,257
Product
Revenues
Revenues	¥ 4,159,563	$ 603,080	4,956,891	427,522
Maintenance service revenue
Revenues
Revenues			¥ 224	¥ 300